ACCRUED LIABILITIES AND OTHER PAYABLES - Additional Information (Details) - CNY (¥)	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from distributors	¥ 16,200,000	¥ 16,200,000
Minimum
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from distributors	400,000
Maximum
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Deposits received from distributors	¥ 1,000,000